Accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Disclosure Of Accounting Policies [Abstract]
Basis of preparation	Basis of preparation
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the
International Accounting Standards Board (IASB).
The consolidated financial statements have been prepared on a going concern basis under the historical cost convention except as described in the accounting policy below on financial instruments. In performing its going concern assessment, management considered forecasts and liquidity requirements covering a period of at least twelve months from the date of approval of the financial statements and including the Group’s ability to fund its operations and generate cash to pay for debt as it falls due and takes into account the payments arising from the Master Settlement Agreement due in the U.S. in 2026, payments under the Approved Plans in Canada (refer to note 24) and other known liabilities or future payments (including interim dividends), as they fall due. This assessment includes consideration of geopolitical events and the general outlook in the global economy, as well as plausible downside scenarios after taking into account the Group’s Principal Risks and how they could impact the Group’s operations. Any mitigating actions, should they be required, are all within management’s control and could include reductions in discretionary spending such as acquisitions and capital expenditure, or drawdowns on committed facilities. After reviewing the Group’s annual budget, plans and financing arrangements, the Directors consider that the Group has adequate resources to continue operating and that it is therefore appropriate to continue to adopt the going concern basis in preparing the Form 20‑F.
In preparing the financial statements, management has considered the impact of climate change, particularly in the context of the risks identified in the TCFD disclosure and determined that the impact is not expected to be material:
–On the going concern and viability of the Group, over the next three years;
–On the Group’s assessment of future cash flows (including as related to the capital expenditure plans as related to the Group’s Scope 1 and 2 GHG emission reduction commitments) as used in impairment assessments for the value in use of non-current assets including goodwill (note 12(b)); and
–In respect of factors including useful lives and residual values that determine the carrying value of non-financial current assets.
There has been no material impact identified on the financial reporting judgements and estimates. Management is aware that the risks related to climate change are developing and subject to frequent change. Accordingly, these judgements and estimates will be kept under review as the future impacts of climate change on the Group’s financial statements depend on environmental, regulatory and other factors outside of the Group’s control which are not all currently known.
The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the disclosure of contingent liabilities at the date of the financial statements. The key estimates and assumptions are set out in the accounting policies below, together with the related notes to the accounts.
The critical accounting judgements include:
–the determination as to whether control (subsidiaries), joint control (joint arrangements), or significant influence (associates) exists in relation to the investments held by the Group. This is assessed after taking into account the Group’s ability to appoint Directors to the entity’s Board, its relative shareholding compared with other shareholders, any significant contracts or arrangements with the entity or its other shareholders and other relevant facts and circumstances. The application of these policies to Group subsidiaries in certain territories, including Canada, is explained in note 32;
–the review of applicable exchange rates for transactions with and translation of entities in territories where there are restrictions on free access to foreign currency, or multiple exchange rates;
–the determination as to whether to recognise provisions and the exposures to contingent liabilities related to pending litigation or other outstanding claims, as well as other contingent liabilities. Refer to note 24 for the provision associated with the Approved Plans in Canada. The accounting policy on contingent liabilities, which are not provided for, is set out below and the contingent liabilities of the Group are explained in note 31. Judgement is necessary to assess the likelihood that a pending claim is probable (more likely than not to succeed), possible or remote;
–the determination as to whether perpetual hybrid bonds should be classified as equity instead of borrowings (note 22(d)); and
–the identification and quantification of adjusting items. These are separately disclosed as memorandum information as explained below, and the impact of these on the calculation of adjusted earnings per share is described in note 11.
The critical accounting estimates include:
–the review of intangible asset values, including goodwill and certain trademarks and similar intangibles. The key assumptions used in respect of the impairment testing are the determination of cash-generating units, the budgeted and forecast cash flows of these units, the long-term growth rate for cash flow projections and the rate used to discount the cash flow projections. These are described in note 12;
–the estimation of amounts to be recognised in respect of taxation and legal matters, and the estimation of other provisions for liabilities and charges are subject to uncertain future events, may extend over several years and so the amount and/or timing may differ from current assumptions. The accounting policy for taxation is explained below. The recognised deferred tax assets and liabilities, together with a note of unrecognised amounts, are shown in note
16, and a contingent tax asset is explained in note 10(b). Other provisions for liabilities and charges are as set out in note 24 including those in relation to
Canada. Litigation related deposits are shown in note 17. The application of these accounting policies to the payments made and credits recognised under the Master Settlement Agreement by Reynolds American Inc. (Reynolds American) is described in note 6(b); and
–the estimation of and accounting for retirement benefit costs. The determination of the carrying value of assets and liabilities, as well as the charge for the year, and amounts recognised in other comprehensive income, involves judgements made in conjunction with independent actuaries. These involve estimates about uncertain future events on a country-by-country basis, including life expectancy of scheme members, salary and pension increases, inflation, as well as discount rates and asset values at the year-end. The assumptions used by the Group and sensitivity analyses are described in note 15.
Such estimates and assumptions are based on historical experience and various other factors that are believed to be reasonable in the circumstances and constitute management’s best judgement at the date of the financial statements. In the future, actual experience may deviate from these estimates and assumptions, which could affect the financial statements as the original estimates and assumptions are modified, as appropriate, in the year in which the circumstances change.
These consolidated financial statements were authorised for issue by the Board of Directors on 11 February 2026.
With effect from 1 January 2025, the Group has adopted an Amendment to IAS 21 The Effect of Changes In Exchange Rates in respect of assessing whether a currency is exchangeable into another currency and, when it is not, in determining the exchange rate to use and the disclosures to provide. The requirements of the Amendment are largely consistent with the Group’s existing practice and the impact of applying these amendments was not material.
With effect from 1 January 2024, the Group has adopted the Amendments to IAS 7 Cash Flow Statements and IFRS 7 Financial Instruments: Disclosures in
respect of disclosures relating to Supplier Financing Arrangements. Applying these amendments impacted certain disclosures in the notes to the financial statements. In addition, Amendments to IAS 1 Presentation of Financial Statements have clarified certain aspects of the classification of liabilities as current or non-current. The impact of these amendments was not material.

Basis of consolidation	Basis of consolidation
The consolidated financial information includes the financial statements of British American Tobacco p.l.c. and its subsidiary undertakings, collectively ‘the
Group’, together with the Group’s share of the results of its associates and joint arrangements.
A subsidiary is an entity controlled by the Group. Non-controlling interests represent the share of earnings or equity in subsidiaries that is not attributable, directly or indirectly, to shareholders of the Group.
Identifiable assets and liabilities acquired in a business combination are measured at fair value at the date of acquiring control. Disposals of subsidiaries and businesses due to sale or market withdrawal are accounted for as disposals from the date of losing control and may be classified as held-for-sale disposal groups at the balance sheet date if specific tests under IFRS 5 Non-current Assets Held For Sale and Discontinued Operations are met. Discontinued
operations, where applicable, comprise material disposal groups representing a significant geographical area of operations or business activities.
Associates comprise investments in undertakings, which are not subsidiary undertakings or joint arrangements, where the Group exercises significant influence. They are accounted for using the equity method.
Joint arrangements comprise contractual arrangements where two or more parties have joint control and where decisions regarding the relevant activities of the entity require unanimous consent. Joint ventures are accounted for using the equity method. The Group accounts for its share of the assets, liabilities, income and expenses of joint operations.

Foreign currencies	oreign currencies and hyperinflationary territories
The functional currency of the Parent Company is sterling and this is also the presentation currency of the Group. The income and cash flow statements of
Group undertakings expressed in currencies other than sterling are translated to sterling using exchange rates applicable to the dates of the underlying transactions. Average rates of exchange in each year are used where the average rate approximates the relevant exchange rate at the date of the underlying transactions. Assets and liabilities of Group undertakings are translated at the applicable rates of exchange at the end of each year.
The results and net assets of the Group’s foreign operations are predominantly denominated in currencies, including US dollars, Euros and Canadian dollars, which are readily exchangeable into sterling or other freely convertible currencies.
The Group also operates in certain jurisdictions, including hyperinflationary jurisdictions such as Venezuela, where there are restrictions on free access to foreign currency, or where multiple exchange rates may apply, and the applicable rates of exchange for Group Reporting are regularly reviewed for these territories, with applicable exchange rates being estimated using observable data such as inflation-adjusted exchange rates or based on premiums paid to obtain hard currency from financial institutions. The results and net assets of subsidiaries operating in these territories are not material to the Group.
The differences arising on the retranslation to sterling of Group undertakings with functional currencies other than sterling are presented as a separate component of equity in the Translation reserve within Other reserves, as shown in note 22. They are recognised in the income statement when the gain or loss on disposal of a Group undertaking is recognised.
Transactional foreign exchange gains and losses on the revaluation or settlement of receivables and payables are recognised in the income statement, except when deferred in equity on intercompany net investment loans, on qualifying net investment hedges, or as qualifying cash flow hedges. Foreign exchange gains or losses recognised in the income statement are included in profit from operations or net finance costs depending on the underlying transactions that gave rise to these exchange differences.
In addition, for hyperinflationary countries where the effect on the Group results would be significant, the financial statements in local currency are adjusted to reflect the impact of local inflation prior to translation into sterling, in accordance with IAS 29 Financial Reporting in Hyperinflationary Economies.
Where applicable, IAS 29 requires all transactions to be indexed by an inflationary factor to the balance sheet date, potentially leading to a monetary gain or loss on indexation. The results and balance sheets of operations in hyperinflationary territories are translated at the period end rate.
Contingent liabilities and contingent assets	Provisions, contingent liabilities and contingent assets
Provisions are recognised when either a legal or constructive obligation as a result of a past event exists at the balance sheet date, it is probable that an outflow of economic resources will be required to settle the obligation and a reasonable estimate can be made of the amount of the obligation.
Subsidiaries and associate companies are defendants in tobacco-related and other litigation. These exposures are regularly reviewed on an on-going basis and provision for this litigation (including legal costs) is made at such time as an unfavourable outcome becomes probable and the amount can be reasonably estimated.
Contingent assets are possible assets whose existence will only be confirmed by future events not wholly within the control of the entity and are not recognised as assets until the realisation of income is virtually certain.
Where a provision has not been recognised, the Group records its external legal fees and other external defence costs for tobacco-related and other litigation as these costs are incurred.
As explained in note 17, certain litigation-related deposits are recognised as assets within loans and other receivables where management has determined that these payments represent a resource controlled by the entity. These deposits are held at the fair value of consideration transferred less impairment, if applicable, and have not been discounted.

Provisions	Provisions, contingent liabilities and contingent assets
Provisions are recognised when either a legal or constructive obligation as a result of a past event exists at the balance sheet date, it is probable that an outflow of economic resources will be required to settle the obligation and a reasonable estimate can be made of the amount of the obligation.
Subsidiaries and associate companies are defendants in tobacco-related and other litigation. These exposures are regularly reviewed on an on-going basis and provision for this litigation (including legal costs) is made at such time as an unfavourable outcome becomes probable and the amount can be reasonably estimated.
Contingent assets are possible assets whose existence will only be confirmed by future events not wholly within the control of the entity and are not recognised as assets until the realisation of income is virtually certain.
Where a provision has not been recognised, the Group records its external legal fees and other external defence costs for tobacco-related and other litigation as these costs are incurred.
As explained in note 17, certain litigation-related deposits are recognised as assets within loans and other receivables where management has determined that these payments represent a resource controlled by the entity. These deposits are held at the fair value of consideration transferred less impairment, if applicable, and have not been discounted.

Taxation	Taxation
Tax is chargeable on the profits for the period, together with deferred tax. The current income tax charge is calculated on the basis of tax laws enacted or substantively enacted at the balance sheet date in the countries where the Group’s subsidiaries, associates and joint arrangements operate and generate taxable income.

Deferred taxation	Taxation
Tax is chargeable on the profits for the period, together with deferred tax. The current income tax charge is calculated on the basis of tax laws enacted or substantively enacted at the balance sheet date in the countries where the Group’s subsidiaries, associates and joint arrangements operate and generate taxable income.
Deferred tax is determined using the tax rates that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred tax asset is realised or deferred tax liability is settled. A deferred tax asset is recognised only to the extent that it is probable that future taxable profits will be available against which the asset can be utilised.
Tax is recognised in the income statement except to the extent that it relates to items recognised in other comprehensive income or directly in equity, in which case it is recognised in the statement of other comprehensive income or the statement of changes in equity.
The Group has exposures in respect of the payment or recovery of taxes and the financial statements reflect the probable outcome with estimated amounts determined based on the most likely amount or the expected value, depending on which method is expected to better predict the resolution of the uncertainty.

Equity instruments	Equity instruments
Instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements. Instruments that cannot be settled in the Group’s own equity instruments and that include no contractual obligation to deliver cash or another financial asset are classified as equity.
Equity instruments issued by the Group are recognised at the proceeds received, net of issuance costs
Goodwill	Goodwill
Goodwill in respect of the acquisition of subsidiaries is included in intangible assets, net of impairment, where applicable. In respect of associates and joint ventures, goodwill is included in the carrying value of the investment in the associated company or joint venture.

Intangible assets other than goodwill	Intangible assets other than goodwill
The intangible assets shown on the Group balance sheet consist mainly of trademarks and similar intangibles, including certain intellectual property, acquired by the Group’s subsidiary undertakings and computer software.
Acquired trademarks and similar assets are carried at cost less accumulated amortisation and impairment. Trademarks with indefinite lives are not amortised but are reviewed annually for impairment. Other trademarks and similar assets are amortised on a straight-line basis over their remaining useful lives, consistent with the pattern of economic benefits expected to be received, which previously did not exceed 20 years. With effect from 1 January 2024, the
Group’s previously indefinite-lived combustible trademarks and similar assets are amortised on a straight-lined basis over periods not exceeding 30 years.
The revision in useful economic life reflects the ongoing challenging macro-economic conditions and revised forecasts in the U.S., with an expected increase in amortisation expense of £1.4 billion per annum. In addition, with effect from 1 January 2025, Camel Snus was designated as a definite-lived intangible asset and amortised on a straight-line basis with a remaining useful economic life of 20 years, increasing the annual amortisation charge for the Group’s brands and trademarks by £22 million. The Group's other non-combustible trademarks will remain as indefinite-lived assets. Any impairments of trademarks are recognised in the income statement, but increases in trademark values are not recognised.
Computer software is carried at cost less accumulated amortisation and impairment, and, with the exception of global software solutions, is amortised on a straight-line basis over periods ranging from three years to five years. Global software solutions are software assets designed to be implemented on a global basis and used as a standard solution by all of the operating companies in the Group. Historically, these assets were amortised on a straight-line basis over periods not exceeding 13 years. With effect from 1 January 2023, global software solutions are amortised on a straight-line basis over periods not exceeding
15 years. The revision in useful life is a result of ongoing use of Global software solutions due to the extension of third-party supplier support
Property, plant and equipment	Property, plant and equipment
Purchased property, plant and equipment are stated at cost less accumulated depreciation and impairment. Depreciation is calculated on a straight-line basis to write off the assets over their useful economic life. Purchased freehold and leasehold property are depreciated at rates between 2.0% and 4% per annum, and plant and equipment at rates between 5% and 25% per annum.
No depreciation is provided on freehold land or assets classified as held-for-sale. Non-current assets are classified as held-for sale if their carrying value will be recovered principally through a sale transaction rather than through continuing use and if all of the conditions of IFRS 5 are met
Leased assets and lease liabilities	Leased assets and lease liabilities
The Group applies IFRS 16 Leases to contractual arrangements which are, or contain, leases of assets. Right-of-use assets are included as part of property, plant and equipment in note 13, with the lease liabilities included as part of borrowings in note 23. Right-of-use lease assets are initially recognised at an amount equal to the lease liability, adjusted for initial direct costs in relation to the assets, then depreciated over the shorter of the lease term and their estimated useful lives. Lease liabilities are initially recognised at an amount equal to the present value of estimated contractual lease payments at the inception of the lease, discounted using the interest rate implicit in the lease if this can be readily determined, or the applicable incremental rate of borrowing, as appropriate.
The Group has adopted several practical expedients available under the Standard including not applying the requirements of IFRS 16 to leases of intangible assets, and not applying the recognition and measurement requirements of IFRS 16 to leases of less than 12 months maximum duration or to leases of low-
value assets. Except for property-related leases, non-lease components have not been separated from lease components
Impairment of non-financial assets	Impairment of non-financial assets
Assets are reviewed for impairment whenever events indicate that the carrying amount of a cash-generating unit may not be recoverable. In addition, assets that have indefinite useful lives are tested annually for impairment. An impairment loss is recognised to the extent that the carrying value exceeds the higher of the asset’s fair value less costs to sell and its value-in-use.
A cash-generating unit is the smallest identifiable group of assets that generates cash flows which are largely independent of the cash flows from other assets or groups of assets. At the acquisition date, any goodwill acquired is allocated to the relevant cash-generating unit or group of cash-generating units expected to benefit from the acquisition for the purpose of impairment testing of goodwill.

Retirement benefit schemes	Retirement benefit schemes
The Group's subsidiary undertakings operate various funded and unfunded defined benefit schemes, including pension and post-retirement healthcare schemes, as well as defined contribution schemes in various jurisdictions.
The liabilities arising in respect of defined benefit schemes are determined in accordance with the advice of independent, professionally qualified actuaries, using the projected unit credit method. The net deficit or surplus for each defined benefit pension scheme is calculated on the present value of the defined benefit obligation at the balance sheet date less the fair value of the scheme assets adjusted, where appropriate, for any surplus restrictions or the effect of minimum funding requirements.
The costs of such plans are recognised in the Group income statement within operating profit as part of employment costs. Service costs are spread systematically over the expected service lives of employees with past service costs or credits, the impact of settlements and curtailments, and the net interest on the net defined benefit deficit or surplus recognised in the periods in which they arise. Actuarial gains and losses and surplus restrictions are recognised immediately in other comprehensive income.
Benefits provided through defined contribution schemes are charged as an expense in employment costs as payments fall due.

Financial instruments	Financial instruments
The Group’s business model for managing financial assets aims: to protect against the loss of principal, to maximise Group liquidity by concentrating cash at the centre, to align the maturity profile of external investments with that of the forecast liquidity profile, to match the interest rate profile of external investments to that of debt maturities or fixings wherever practicable, and to optimise the investment yield within the Group’s investment parameters.
The majority of financial assets are held in order to collect contractual cash flows (typically cash and cash equivalents and loans and other receivables), but some assets (typically investments) are held for investment potential.
Financial assets and financial liabilities are recognised when the Group becomes a party to the contractual provisions of the relevant instrument and derecognised when it ceases to be a party to such provisions due to expiry, cancellation or payment. Financial liabilities extinguished by payment are derecognised when funds are received by the counterparty.
Non-derivative financial assets are classified on initial recognition in accordance with the Group’s business model as investments, loans and receivables, or cash and cash equivalents and accounted for as follows:
–Investments: these are non-derivative financial assets that cannot be classified as loans and other receivables or cash and cash equivalents. Dividend and interest income on these investments are included within finance income when the Group’s right to receive payments is established. This category includes financial assets at fair value through profit and loss and financial assets at fair value through other comprehensive income.
–Loans and other receivables: these are non-derivative financial assets with fixed or determinable payments that are solely payments of principal and interest on the principal amount outstanding, that are primarily held in order to collect contractual cash flows. These balances are measured at amortised cost, using the effective interest rate method, and stated net of allowances for credit losses, and include trade and other receivables, and deposits with banks and other financial institutions which cannot be classified as cash and cash equivalents. In addition, as explained in note 17, certain litigation related deposits are recognised as assets within loans and other receivables where management has determined that these payments represent a resource controlled by the entity as a result of past events. These deposits are held at the fair value of consideration transferred less impairment, if applicable, and have not been discounted.
–Cash and cash equivalents: cash and cash equivalents include cash in hand and deposits held on call, together with other short-term highly liquid investments including investments in certain money market funds.
Fair values for quoted investments are based on observable market prices. If there is no active market for a financial asset, the fair value is established by using valuation techniques principally involving discounted cash flow analysis.
Non-derivative financial liabilities, including borrowings and trade payables, are stated at amortised cost using the effective interest method. For borrowings, their carrying value includes accrued interest payable, as well as unamortised issue costs. Drawdowns and repayments of short-term borrowings which have a maturity period of three months or less are stated net in the cash flow statement; drawdowns and repayments on all other borrowings are stated
gross in the cash flow statement. Current liabilities include amounts where the entity does not have an unconditional right to defer settlement of the liability for at least 12 months after the balance sheet date. As shown in note 23, certain borrowings are subject to fair value hedges, as defined below.
Derivative financial assets and liabilities are initially recognised, and subsequently measured, at fair value, which includes accrued interest receivable and payable where relevant. Changes in their fair values are recognised as follows:
–for derivatives that are designated as cash flow hedges, the changes in their fair values are recognised directly in other comprehensive income, to the extent that they are effective, with the ineffective portion being recognised in the income statement. Accumulated gains and losses are reclassified to the income statement in the same periods as the hedged item, unless the hedged item results in a non-financial asset where the accumulated gains and losses are included in the initial carrying value of the asset (basis adjustment);
–for derivatives that are designated as fair value hedges, the carrying value of the hedged item is adjusted for the fair value changes attributable to the risk being hedged, with the corresponding entry being made in the income statement. The changes in fair value of these derivatives are also recognised in the income statement;
–for derivatives that are designated as hedges of net investments in foreign operations, the changes in their fair values are recognised directly in other comprehensive income, to the extent that they are effective, with the ineffective portion being recognised in the income statement. Where non-derivatives such as foreign currency borrowings are designated as net investment hedges, the relevant exchange differences are similarly recognised. The accumulated gains and losses are reclassified to the income statement when the foreign operation is disposed of; and
–for derivatives that do not qualify for hedge accounting or are not designated as hedges, the changes in their fair values are recognised in the income statement in the period in which they arise. These are referred to as ‘held-for-trading’.
In order to qualify for hedge accounting, the Group is required to demonstrate an assessment of the economic relationship between the item being hedged and the hedging instrument, which shows that the hedge will be highly effective on an ongoing basis. This effectiveness testing is re-performed periodically to ensure that the hedge has remained, and is expected to remain, highly effective. Hedge accounting is discontinued when a hedging instrument is derecognised
(e.g. through expiry or disposal), or no longer qualifies for hedge accounting. Where the hedged item is a highly probable forecast transaction, the related gains and losses remain in equity until the transaction takes place, when they are reclassified to the income statement in the same manner as for cash flow hedges as described above. When a hedged future transaction is no longer expected to occur, any related gains and losses, previously recognised in other comprehensive income, are immediately reclassified to the income statement.
Derivative fair value changes recognised in the income statement are either reflected in arriving at profit from operations (if the hedged item is similarly reflected) or in finance costs
Impairment of financial assets held at amortized cost	Impairment of financial assets held at amortised cost
Loss allowances for expected credit losses on financial assets which are held at amortised cost are recognised on initial recognition of the underlying asset.
As permitted by IFRS 9 Financial Instruments, loss allowances on trade receivables arising from the recognition of revenue under IFRS 15 Revenue from
Contracts with Customers are initially measured at an amount equal to lifetime expected losses. Allowances in respect of loans and other receivables are initially recognised at an amount equal to 12-month expected credit losses. Allowances are measured at an amount equal to the lifetime expected credit losses where the credit risk on the receivables increases significantly after initial recognition.

Revenue	Revenue
Revenue principally comprises sales of cigarettes, other tobacco products, and nicotine products, to external customers. Revenue excludes duty, excise and other taxes related to sales in the period and is stated after deducting rebates, returns and other similar discounts and payments to direct and indirect customers.
For the vast majority of the Group’s sales, revenue is recognised when control of the goods is transferred to a customer at a point in time; this is usually evidenced by a transfer of the significant risks and rewards of ownership upon delivery to the customer, which in terms of timing is not materially different to the date of shipping. The Group’s e-commerce sales include revenue arising from subscriptions where revenue is allocated to each component of the subscription, with revenue recognised as each component is delivered to the customer. The Group’s e-commerce sales are not material to the Group’s results.

Inventories	Inventories
Inventories are stated at the lower of cost and net realisable value. Cost is based on the weighted average cost incurred in acquiring inventories and bringing them to their existing location and condition, which will include raw materials, direct labour and overheads, where appropriate. Net realisable value is the estimated selling price less costs to completion and sale. Tobacco inventories which have an operating cycle that exceeds 12 months are classified as current assets, consistent with recognised industry practice.

Segmental analysis	Segmental analysis
The Group is organised and managed on the basis of its geographic regions. These are the reportable segments for the Group as they form the focus of the
Group’s internal reporting systems and are the basis used by the chief operating decision maker, identified as the Management Board, for assessing performance and allocating resources. While the Group has clearly differentiated brands, global segmentation between a wide portfolio of brands is not part of the regular internally reported financial information. The results of New Category products are reported as part of the results of each geographic region.

Adjusting items	Adjusting items
Adjusting items are significant items of income or expense in revenue, profit from operations, net finance costs, taxation and the Group’s share of the post-tax results of associates and joint ventures which individually or, if of a similar type, in aggregate, are relevant to an understanding of the Group’s underlying financial performance because of their size, nature or incidence. In identifying and quantifying adjusting items, the Group consistently applies a policy that defines criteria that are required to be met for an item to be classified as adjusting. These items are separately disclosed in the segmental analyses or in the notes to the accounts as appropriate. In addition, an amendment is made in the calculation of adjusted diluted earnings per share for part of the gain or loss recognised on the redemption of perpetual hybrid bonds.
The Group believes that these items are useful to users of the Group financial statements in helping them to understand the underlying business performance and are used to derive the Group’s principal non-GAAP measures of adjusted profit from operations, adjusted operating margin and adjusted diluted earnings per share, all of which are before the impact of adjusting items and which are reconciled from profit from operations and diluted earnings per share.

Share-based payments	Share-based payments
–The Group has equity-settled and cash-settled share-based compensation plans.
–Equity-settled share-based payments are measured at fair value at the date of grant. The fair value determined at the grant date of the equity-settled share-
based payments is expensed over the vesting period, based on the Group’s estimate of awards that will eventually vest. For plans where vesting conditions are based on total shareholder returns, the fair value at date of grant reflects these conditions, whereas earnings per share vesting conditions are reflected in the calculation of awards that will eventually vest over the vesting period.
–For cash-settled share-based payments, a liability equal to the portion of the services received is recognised at its current fair value determined at each balance sheet date.
–Fair value is measured by the use of the Black-Scholes option pricing model, except where vesting is dependent on market conditions when the Monte-
Carlo option pricing model is used. The expected life used in the models has been adjusted, based on management’s best estimate, for the effects of non-
transferability, exercise restrictions and behavioural considerations.

Research and development	Research and development
Research expenditure is charged to profit or loss in the year in which it is incurred. Development expenditure is charged to profit or loss in the year it is incurred, unless it meets the recognition criteria of IAS 38 Intangible Assets to be capitalised as an intangible asset.
Capitalised interest	Capitalised interest
Borrowing costs which are directly attributable to the acquisition, construction or production of intangible assets or property, plant and equipment that takes a substantial period of time to get ready for its intended use or sale, are capitalised as part of the cost of the asset.

Biological assets	Biological Assets
The investments in associates and joint ventures shown in the Group balance sheet include biological assets held by Organigram Global Inc. In accordance with IAS 41 Agriculture, the Group measures biological assets at fair value less costs to sell up to the point of harvest, at which point this becomes the basis for the cost of finished goods inventories after harvest with subsequent expenditures incurred on these being capitalised, where applicable, in accordance with
IAS 2 Inventories. Unrealised fair value gains and losses arising during the growth of biological assets are recognised immediately in the income statement.

Dividends	Dividends The Company pays interim quarterly dividends, and the Group recognises the interim dividend in the period in which it is paid.
Repurchase of share capital	Repurchase of share capital
When share capital is repurchased, the amount of consideration paid, including directly attributable costs, is recognised as a deduction from equity.
Repurchased shares which are not cancelled, or shares purchased for the employee share ownership trusts, are classified as treasury shares and presented as a deduction from total equity.

Future changes to accounting policies	Future changes to accounting policies
Certain changes to IFRS will be applicable to the Group financial statements in future years, but are not expected to have a material effect on reported profit or equity or on the disclosures in the financial statements.
The replacement to IAS 1 Presentation of Financial Statements, which is expected to change certain aspects of the Group’s reporting of the profit and loss account, balance sheet, cash flow statement, and certain notes to the accounts, was published by the IASB on 9 April 2024 as IFRS 18 Presentation and
Disclosure in Financial Statements, and will be implemented with effect from 1 January 2027, with retrospective application. The new Standard will introduce additional defined subtotals within the income statement and introduce new principles for aggregation and disaggregation of financial information.
In addition, certain non-GAAP measures meeting a new definition of “management-defined performance measures” will require disclosure, explanation and reconciliation within the audited financial statements. The Group’s evaluation of the effect of adopting IFRS 18 is ongoing.